UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2007

[LOGO OF USAA]
   USAA(R)

                                 USAA S & P 500
                                      INDEX Fund

                                          [GRAPHIC OF USAA S & P 500 INDEX FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2007

                                            (c)2007, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     35

    Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENTS                                                          54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                     ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]     NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                        OVERALL RISK OF YOUR PORTFOLIO.
                                                       "
                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or cancelled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take a few months for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2007?

         The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the six months ended June 30, 2007. The Fund produced a return of 6.91% (Member Shares) and 6.91% (Reward Shares) for the period, as compared to 6.96% for the benchmark. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Overcoming a dip in the market in February, the U.S. equity markets posted positive numbers for the first half of 2007 despite negative pressures surrounding subprime loan defaults, rising interest rates, and geopolitical conflicts in the Middle East and Asia. The S&P 500 Index closed at an all-time high in May 2007. Ongoing merger and acquisition activity, takeover announcements, and strong earnings seasons also contributed to the markets' performance.

         On January 18, crude oil prices dropped to $50.48 a barrel on higher-than-expected supply news. This retreat was short-lived, as consumers saw oil close higher at the end of the second quarter at $70.69 per barrel. The Federal Reserve Board (the Fed) kept the federal fund rates unchanged at 5.25% during the first and second quarters of 2007. However, Federal Open Market Committee minutes pointed to inflationary pressures that may prompt the Fed to increase rates in the future.

         In this environment, large-capitalization stocks, as represented by the S&P 500 Index, returned 6.96% year-to-date. Large-capitalization

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-33.

         REFER TO PAGE 9 FOR BENCHMARK DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         stocks underperformed mid-cap stocks, as measured by the S&P Midcap 400 Index, which returned 11.98%. Value stocks continue to outpace growth stocks year-to-date, with the S&P 500/Citigroup Value Index returning a 7.37% versus 6.53% for the S&P 500/Citigroup Growth Index.

WHAT WERE SECTOR WEIGHTINGS DURING THIS PERIOD?

         Financials and information technology constituted the Fund's largest sector positions at 20.8% and 15.3%, respectively, as of June 29, 2007. During this period, the best performing sector in the index, energy, returned 17.22% and the worst performing sector, financials, returned -0.79%. On the close of March 15, 2007, and June 15, 2007, quarterly share changes were incorporated into the index. There were a total of 19 additions and deletions to the index during the year.

WHAT INVESTMENT STRATEGIES ARE YOU PURSUING IN THE FUND?

         As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we don't manage the Fund according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to track the performance of the index closely.

         Thank you for your support, and we will continue to work hard on your behalf.

         THE UNMANAGED S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

         THE  UNMANAGED  S&P  500/CITIGROUP  GROWTH  AND  VALUE  INDICES  ARE AN
         EXHAUSTIVE,   MULTIFACTOR  STYLE  SERIES  COVERING  THE  ENTIRE  MARKET
         CAPITALIZATION OF THE S&P 500 INDEX.

6

 F U N D
===========---------------------------------------------------------------------
            RECOGNITION

USAA S&P 500 INDEX FUND

                             [LOGO OF LIPPER LEADER
                                    EXPENSE]

The Fund's Member and Reward shares are listed as a Lipper Leader for Expense among 50 funds within the Lipper S&P 500 Index Funds category for the overall period ending June 30, 2007. The Fund's Member Shares received a Lipper Leader rating for Expense among 50 funds for the three-year period and a score of 2 among 48 and 23 funds for the five- and 10-year periods, respectively. The Fund's Reward Shares received a Lipper Leader rating for Expense among 50 and 48 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2007.

   [LOGO OF LIPPER LEADER   [LOGO OF LIPPER LEADER   [LOGO OF LIPPER LEADER
       TOTAL RETURN]          CONSISTENT RETURN]          PRESERVATION]

The Fund's Reward Shares are listed as a Lipper Leader for Total Return and Consistent Return among 164 and 160 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 8,523 equity funds, for the overall period ending June 30, 2007. The Fund's Reward Shares received a Lipper Leader rating for Total Return among 164 and 148 funds and for Consistent Return among 160 and 145 funds for the three- and five-year periods, respectively. The Fund's Reward Shares received a Lipper Leader rating for Preservation among 8,523 and 6,777 equity funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2007. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of June 30, 2007. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, EXPENSE, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                        6/30/07                   12/31/06
--------------------------------------------------------------------------------
Net Assets                         $2,392.9 Million            $2,248.7 Million
Net Asset Value Per Share               $22.52                      $21.24

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/07
--------------------------------------------------------------------------------

12/31/06 TO 6/30/07*             1 YEAR           5 YEARS           10 YEARS
       6.91%                     20.37%            10.43%             6.90%

----------------------------------------
             EXPENSE RATIO**
----------------------------------------
Before Reimbursement               0.34%
After Reimbursement                0.19%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.19%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.19%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

USAA S&P 500 INDEX FUND

REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                        6/30/07                   12/31/06
--------------------------------------------------------------------------------
Net Assets                         $1,037.0 Million            $952.1 Million
Net Asset Value Per Share               $22.52                      $21.25

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/07
--------------------------------------------------------------------------------
12/31/06 TO 6/30/07*     1 YEAR     5 YEARS     SINCE INCEPTION ON 5/01/02
       6.91%             20.49%      10.58%               8.30%

----------------------------------------
             EXPENSE RATIO**
----------------------------------------
Before Reimbursement               0.20%
After Reimbursement                0.09%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.09%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.09%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                     USAA S&P 500 INDEX FUND
                             S&P 500 INDEX               - MEMBER SHARES
06/30/97                       $10,000.00                    $10,000.00
07/31/97                        10,795.49                     10,795.37
08/31/97                        10,191.16                     10,188.00
09/30/97                        10,748.98                     10,744.86
10/31/97                        10,390.39                     10,382.10
11/30/97                        10,870.99                     10,860.94
12/31/97                        11,057.55                     11,043.07
01/31/98                        11,179.74                     11,174.18
02/28/98                        11,985.60                     11,968.18
03/31/98                        12,598.87                     12,580.28
04/30/98                        12,727.88                     12,697.17
05/31/98                        12,509.41                     12,478.00
06/30/98                        13,017.17                     12,982.11
07/31/98                        12,879.59                     12,850.23
08/31/98                        11,018.80                     10,996.69
09/30/98                        11,725.28                     11,706.25
10/31/98                        12,677.55                     12,661.56
11/30/98                        13,445.60                     13,425.81
12/31/98                        14,219.89                     14,203.62
01/31/99                        14,814.30                     14,771.17
02/28/99                        14,353.95                     14,314.18
03/31/99                        14,928.08                     14,891.73
04/30/99                        15,506.17                     15,468.76
05/31/99                        15,140.41                     15,091.47
06/30/99                        15,978.37                     15,936.25
07/31/99                        15,481.62                     15,438.94
08/31/99                        15,404.98                     15,357.29
09/30/99                        14,983.19                     14,949.13
10/31/99                        15,930.93                     15,872.74
11/30/99                        16,254.75                     16,193.03
12/31/99                        17,210.79                     17,140.07
01/31/00                        16,346.18                     16,280.08
02/29/00                        16,037.08                     15,973.47
03/31/00                        17,604.96                     17,521.92
04/30/00                        17,075.48                     16,996.87
05/31/00                        16,725.44                     16,636.83
06/30/00                        17,137.36                     17,041.85
07/31/00                        16,869.67                     16,778.75
08/31/00                        17,916.93                     17,816.14
09/30/00                        16,971.27                     16,876.78
10/31/00                        16,899.17                     16,801.40
11/30/00                        15,567.93                     15,474.78
12/31/00                        15,644.30                     15,551.27
01/31/01                        16,199.01                     16,098.03
02/28/01                        14,722.91                     14,629.60
03/31/01                        13,790.73                     13,699.58
04/30/01                        14,861.56                     14,757.01
05/31/01                        14,961.25                     14,851.00
06/30/01                        14,597.25                     14,483.29
07/31/01                        14,453.50                     14,341.91
08/31/01                        13,549.59                     13,446.53
09/30/01                        12,455.52                     12,360.16
10/31/01                        12,693.17                     12,596.64
11/30/01                        13,666.57                     13,558.34
12/31/01                        13,786.37                     13,671.10
01/31/02                        13,585.29                     13,473.08
02/28/02                        13,323.24                     13,211.70
03/31/02                        13,824.37                     13,703.08
04/30/02                        12,986.60                     12,868.98
05/31/02                        12,891.26                     12,773.65
06/30/02                        11,973.34                     11,859.15
07/31/02                        11,040.24                     10,942.62
08/31/02                        11,112.51                     11,006.38
09/30/02                         9,906.01                      9,808.66
10/31/02                        10,776.95                     10,673.43
11/30/02                        11,410.65                     11,297.98
12/31/02                        10,740.64                     10,637.63
01/31/03                        10,459.81                     10,348.17
02/28/03                        10,302.64                     10,195.40
03/31/03                        10,402.39                     10,283.68
04/30/03                        11,258.83                     11,131.23
05/31/03                        11,851.47                     11,712.41
06/30/03                        12,002.86                     11,853.26
07/31/03                        12,214.59                     12,063.77
08/31/03                        12,452.33                     12,290.47
09/30/03                        12,320.48                     12,152.76
10/31/03                        13,017.09                     12,843.72
11/30/03                        13,131.49                     12,949.40
12/31/03                        13,819.68                     13,621.80
01/31/04                        14,073.29                     13,866.51
02/29/04                        14,268.84                     14,054.11
03/31/04                        14,053.60                     13,841.46
04/30/04                        13,833.27                     13,620.59
05/31/04                        14,022.73                     13,800.56
06/30/04                        14,295.32                     14,065.07
07/31/04                        13,822.24                     13,597.33
08/31/04                        13,877.63                     13,646.57
09/30/04                        14,027.97                     13,788.83
10/31/04                        14,242.28                     14,002.99
11/30/04                        14,818.36                     14,563.11
12/31/04                        15,322.45                     15,053.05
01/31/05                        14,948.97                     14,688.12
02/28/05                        15,263.38                     14,994.99
03/31/05                        14,993.38                     14,727.84
04/30/05                        14,709.16                     14,444.77
05/31/05                        15,176.77                     14,902.67
06/30/05                        15,198.52                     14,921.73
07/31/05                        15,763.49                     15,473.46
08/31/05                        15,619.73                     15,331.34
09/30/05                        15,746.18                     15,453.18
10/31/05                        15,483.54                     15,192.96
11/30/05                        16,068.58                     15,763.75
12/31/05                        16,074.35                     15,770.75
01/31/06                        16,499.95                     16,183.99
02/28/06                        16,544.59                     16,226.16
03/31/06                        16,750.49                     16,426.73
04/30/06                        16,975.26                     16,638.41
05/31/06                        16,487.30                     16,164.24
06/30/06                        16,509.18                     16,182.77
07/31/06                        16,610.94                     16,276.32
08/31/06                        17,005.57                     16,658.99
09/30/06                        17,443.54                     17,086.95
10/31/06                        18,011.61                     17,642.00
11/30/06                        18,353.61                     17,975.03
12/31/06                        18,611.09                     18,220.75
01/31/07                        18,892.27                     18,495.26
02/28/07                        18,523.85                     18,134.97
03/31/07                        18,730.64                     18,333.88
04/30/07                        19,559.99                     19,143.74
05/31/07                        20,241.91                     19,807.14
06/30/07                        19,905.81                     19,479.71

                                   [END CHART]

         DATA FROM 6/30/97 THROUGH 6/30/07.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         'STANDARD & POOR'S(R)', 'S&P(R)', 'S&P 500(R)', 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. o INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                     USAA S&P 500 INDEX FUND
                             S&P 500 INDEX               - REWARD SHARES
04/30/02                       $10,000.00                    $10,000.00
05/31/02                         9,926.59                      9,834.86
06/30/02                         9,219.76                      9,132.62
07/31/02                         8,501.25                      8,426.81
08/31/02                         8,556.91                      8,482.04
09/30/02                         7,627.87                      7,559.41
10/31/02                         8,298.51                      8,225.87
11/30/02                         8,786.48                      8,707.21
12/31/02                         8,270.55                      8,200.15
01/31/03                         8,054.31                      7,977.01
02/28/03                         7,933.28                      7,859.25
03/31/03                         8,010.09                      7,935.34
04/30/03                         8,669.58                      8,582.61
05/31/03                         9,125.92                      9,030.72
06/30/03                         9,242.49                      9,144.24
07/31/03                         9,405.53                      9,306.64
08/31/03                         9,588.59                      9,481.53
09/30/03                         9,487.07                      9,379.66
10/31/03                        10,023.48                      9,912.95
11/30/03                        10,111.57                      9,994.52
12/31/03                        10,641.49                     10,518.03
01/31/04                        10,836.78                     10,706.98
02/29/04                        10,987.35                     10,858.13
03/31/04                        10,821.61                     10,692.00
04/30/04                        10,651.96                     10,521.38
05/31/04                        10,797.84                     10,660.40
06/30/04                        11,007.74                     10,871.11
07/31/04                        10,643.46                     10,509.59
08/31/04                        10,686.11                     10,547.64
09/30/04                        10,801.88                     10,661.87
10/31/04                        10,966.90                     10,821.09
11/30/04                        11,410.50                     11,260.56
12/31/04                        11,798.66                     11,640.03
01/31/05                        11,511.07                     11,357.84
02/28/05                        11,753.18                     11,595.13
03/31/05                        11,545.27                     11,389.20
04/30/05                        11,326.41                     11,176.74
05/31/05                        11,686.48                     11,530.84
06/30/05                        11,703.23                     11,541.98
07/31/05                        12,138.27                     11,975.21
08/31/05                        12,027.57                     11,865.29
09/30/05                        12,124.94                     11,956.26
10/31/05                        11,922.70                     11,754.93
11/30/05                        12,373.19                     12,203.05
12/31/05                        12,377.64                     12,205.16
01/31/06                        12,705.36                     12,524.98
02/28/06                        12,739.74                     12,557.61
03/31/06                        12,898.28                     12,715.75
04/30/06                        13,071.36                     12,886.17
05/31/06                        12,695.62                     12,512.56
06/30/06                        12,712.47                     12,530.42
07/31/06                        12,790.83                     12,609.44
08/31/06                        13,094.70                     12,905.74
09/30/06                        13,431.95                     13,240.27
10/31/06                        13,869.38                     13,670.15
11/30/06                        14,132.73                     13,928.08
12/31/06                        14,330.99                     14,122.06
01/31/07                        14,547.51                     14,334.72
02/28/07                        14,263.82                     14,055.60
03/31/07                        14,423.05                     14,206.41
04/30/07                        15,061.67                     14,840.62
05/31/07                        15,586.76                     15,354.67
06/30/07                        15,327.96                     15,097.99

                                   [END CHART]

         DATA FROM 4/30/02* THROUGH 6/30/07.

         The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, APRIL 30, 2002, WHILE THE REWARD SHARES WERE INTRODUCED ON MAY 1, 2002. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Exxon Mobil Corp.                                3.5%

General Electric Co.                             2.9%

AT&T, Inc.                                       1.9%

Citigroup, Inc.                                  1.9%

Microsoft Corp.                                  1.8%

Bank of America Corp.                            1.6%

Chevron Corp.                                    1.4%

Procter & Gamble Co.                             1.4%

American International Group, Inc.               1.3%

Pfizer, Inc.                                     1.3%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-33.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                               SECTOR ALLOCATION*
                                  6/30/2007

                        [PIE CHART OF SECTOR ALLOCATION]

Financials                                         20.8%
Information Technology                             15.3
Health Care                                        11.6
Industrials                                        11.4
Energy                                             10.7
Consumer Discretionary                             10.1
Consumer Staples                                    9.2
Telecommunication Services                          3.7
Utilities                                           3.5
Materials                                           3.1

                       [END CHART]

         *EXCLUDES MONEY MARKET INSTRUMENTS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.4%)

             CONSUMER DISCRETIONARY (10.1%)
             ------------------------------
             ADVERTISING (0.2%)
   114,500   Interpublic Group of Companies, Inc.*                                              $    1,305
    86,600   Omnicom Group, Inc.                                                                     4,583
                                                                                                ----------
                                                                                                     5,888
                                                                                                ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    93,000   Coach, Inc.*                                                                            4,407
    28,139   Jones Apparel Group, Inc.                                                                 795
    24,200   Liz Claiborne, Inc.                                                                       902
    15,500   Polo Ralph Lauren Corp.                                                                 1,521
    23,900   VF Corp.                                                                                2,189
                                                                                                ----------
                                                                                                     9,814
                                                                                                ----------
             APPAREL RETAIL (0.3%)
    22,500   Abercrombie & Fitch Co. "A"                                                             1,642
   135,900   Gap, Inc.                                                                               2,596
    85,700   Limited Brands, Inc.                                                                    2,352
   113,400   TJX Companies, Inc.                                                                     3,119
                                                                                                ----------
                                                                                                     9,709
                                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    49,400   Johnson Controls, Inc.                                                                  5,719
                                                                                                ----------

             AUTOMOBILE MANUFACTURERS (0.3%)
   486,100   Ford Motor Co.                                                                          4,579
   142,700   General Motors Corp.                                                                    5,394
                                                                                                ----------
                                                                                                     9,973
                                                                                                ----------
             AUTOMOTIVE RETAIL (0.1%)
    39,163   AutoNation, Inc.*                                                                         879
    12,200   AutoZone, Inc.*                                                                         1,667
                                                                                                ----------
                                                                                                     2,546
                                                                                                ----------
             BROADCASTING & CABLE TV (1.1%)
   190,600   CBS Corp. "B"                                                                           6,351
   125,200   Clear Channel Communications, Inc.                                                      4,735
   792,241   Comcast Corp. "A"*                                                                     22,278
   196,300   DIRECTV Group, Inc.*                                                                    4,536
    21,300   E.W. Scripps Co. "A"                                                                      973
                                                                                                ----------
                                                                                                    38,873
                                                                                                ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             CASINOS & GAMING (0.2%)
    47,600   Harrah's Entertainment, Inc.                                                       $    4,058
    85,596   International Game Technology, Inc.                                                     3,398
                                                                                                ----------
                                                                                                     7,456
                                                                                                ----------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
   101,350   Best Buy Co., Inc.                                                                      4,730
    37,800   Circuit City Stores, Inc.                                                                 570
    33,600   RadioShack Corp.                                                                        1,114
                                                                                                ----------
                                                                                                     6,414
                                                                                                ----------
             CONSUMER ELECTRONICS (0.0%)
    16,500   Harman International Industries, Inc.                                                   1,927
                                                                                                ----------
             DEPARTMENT STORES (0.6%)
    16,200   Dillard's, Inc. "A"                                                                       582
    56,600   J.C. Penney Co., Inc.                                                                   4,097
    82,600   Kohl's Corp.*                                                                           5,867
   116,802   Macy's, Inc.                                                                            4,646
    55,500   Nordstrom, Inc.                                                                         2,837
    21,085   Sears Holdings Corp.*                                                                   3,574
                                                                                                ----------
                                                                                                    21,603
                                                                                                ----------
             DISTRIBUTORS (0.1%)
    42,800   Genuine Parts Co.                                                                       2,123
                                                                                                ----------
             EDUCATIONAL SERVICES (0.1%)
    35,900   Apollo Group, Inc. "A"*                                                                 2,098
                                                                                                ----------
             FOOTWEAR (0.2%)
    98,500   NIKE, Inc. "B"                                                                          5,742
                                                                                                ----------
             GENERAL MERCHANDISE STORES (0.5%)
    26,700   Big Lots, Inc.*                                                                           785
    78,000   Dollar General Corp.                                                                    1,710
    39,400   Family Dollar Stores, Inc.                                                              1,352
   216,600   Target Corp.                                                                           13,776
                                                                                                ----------
                                                                                                    17,623
                                                                                                ----------
             HOME FURNISHINGS (0.0%)
    45,600   Leggett & Platt, Inc.                                                                   1,005
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (1.0%)
   503,900   Home Depot, Inc.                                                                   $   19,829
   384,200   Lowe's Companies, Inc.                                                                 11,791
    28,900   Sherwin-Williams Co.                                                                    1,921
                                                                                                ----------
                                                                                                    33,541
                                                                                                ----------
             HOMEBUILDING (0.2%)
    29,900   Centex Corp.                                                                            1,199
    68,100   D.R. Horton, Inc.                                                                       1,357
    19,400   KB Home                                                                                   764
    33,500   Lennar Corp. "A"                                                                        1,225
    53,700   Pulte Homes, Inc.                                                                       1,205
                                                                                                ----------
                                                                                                     5,750
                                                                                                ----------
             HOMEFURNISHING RETAIL (0.1%)
    69,900   Bed Bath & Beyond, Inc.*                                                                2,516
                                                                                                ----------
             HOTELS, RESORTS, & CRUISE LINES (0.5%)
   111,200   Carnival Corp.                                                                          5,423
   100,100   Hilton Hotels Corp.                                                                     3,351
    83,800   Marriott International, Inc. "A"                                                        3,624
    54,900   Starwood Hotels & Resorts Worldwide, Inc.                                               3,682
    46,562   Wyndham Worldwide Corp.*                                                                1,688
                                                                                                ----------
                                                                                                    17,768
                                                                                                ----------
             HOUSEHOLD APPLIANCES (0.2%)
    18,100   Black & Decker Corp.                                                                    1,598
    13,100   Snap-On, Inc.                                                                             662
    20,200   Stanley Works                                                                           1,226
    20,593   Whirlpool Corp.                                                                         2,290
                                                                                                ----------
                                                                                                     5,776
                                                                                                ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    37,600   Fortune Brands, Inc.                                                                    3,097
    72,000   Newell Rubbermaid, Inc.                                                                 2,119
                                                                                                ----------
                                                                                                     5,216
                                                                                                ----------
             INTERNET RETAIL (0.2%)
    78,698   Amazon.com, Inc.*                                                                       5,384
    56,300   IAC/InterActiveCorp*                                                                    1,948
                                                                                                ----------
                                                                                                     7,332
                                                                                                ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             LEISURE PRODUCTS (0.1%)
    23,400   Brunswick Corp.                                                                    $      764
    39,600   Hasbro, Inc.                                                                            1,244
    97,400   Mattel, Inc.                                                                            2,463
                                                                                                ----------
                                                                                                     4,471
                                                                                                ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    66,200   Harley-Davidson, Inc.                                                                   3,946
                                                                                                ----------
             MOVIES & ENTERTAINMENT (1.7%)
   589,700   News Corp. "A"                                                                         12,508
   966,700   Time Warner, Inc.                                                                      20,339
   179,400   Viacom, Inc. "B"*                                                                       7,468
   505,821   Walt Disney Co.                                                                        17,269
                                                                                                ----------
                                                                                                    57,584
                                                                                                ----------
             PHOTOGRAPHIC PRODUCTS (0.0%)
    72,500   Eastman Kodak Co.                                                                       2,018
                                                                                                ----------
             PUBLISHING (0.4%)
    16,600   Dow Jones & Co., Inc.                                                                     954
    61,800   Gannett Co., Inc.                                                                       3,396
    88,700   McGraw-Hill Companies, Inc.                                                             6,039
    11,200   Meredith Corp.                                                                            690
    34,700   New York Times Co. "A"                                                                    881
    20,341   Tribune Co.                                                                               598
                                                                                                ----------
                                                                                                    12,558
                                                                                                ----------
             RESTAURANTS (0.8%)
    34,650   Darden Restaurants, Inc.                                                                1,524
   304,700   McDonald's Corp.                                                                       15,467
   189,100   Starbucks Corp.*                                                                        4,962
    24,700   Wendy's International, Inc.                                                               908
   134,400   Yum! Brands, Inc.                                                                       4,397
                                                                                                ----------
                                                                                                    27,258
                                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    81,700   H&R Block, Inc.                                                                         1,909
                                                                                                ----------
             SPECIALTY STORES (0.3%)
    70,600   Office Depot, Inc.*                                                                     2,139
    18,800   OfficeMax, Inc.                                                                           739

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
   182,600   Staples, Inc.                                                                      $    4,333
    35,400   Tiffany & Co.                                                                           1,878
                                                                                                ----------
                                                                                                     9,089
                                                                                                ----------
             TIRES & RUBBER (0.0%)
    51,400   Goodyear Tire & Rubber Co.*                                                             1,787
                                                                                                ----------
             Total Consumer Discretionary                                                          347,032
                                                                                                ----------
             CONSUMER STAPLES (9.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   164,880   Archer-Daniels-Midland Co.                                                              5,456
                                                                                                ----------
             BREWERS (0.3%)
   194,000   Anheuser-Busch Companies, Inc.                                                         10,119
    11,500   Molson Coors Brewing Co. "B"                                                            1,063
                                                                                                ----------
                                                                                                    11,182
                                                                                                ----------
             DISTILLERS & VINTNERS (0.1%)
    21,300   Brown-Forman Corp. "B"                                                                  1,557
    49,500   Constellation Brands, Inc. "A"*                                                         1,202
                                                                                                ----------
                                                                                                     2,759
                                                                                                ----------
             DRUG RETAIL (0.7%)
   391,885   CVS Corp.                                                                              14,284
   256,000   Walgreen Co.                                                                           11,146
                                                                                                ----------
                                                                                                    25,430
                                                                                                ----------
             FOOD DISTRIBUTORS (0.1%)
   156,100   Sysco Corp.                                                                             5,150
                                                                                                ----------
             FOOD RETAIL (0.4%)
   184,300   Kroger Co.                                                                              5,184
   114,600   Safeway, Inc.                                                                           3,900
    54,625   SUPERVALU, Inc.                                                                         2,530
    36,700   Whole Foods Market, Inc.                                                                1,406
                                                                                                ----------
                                                                                                    13,020
                                                                                                ----------
             HOUSEHOLD PRODUCTS (2.0%)
    36,500   Clorox Co.                                                                              2,267
   132,700   Colgate-Palmolive Co.                                                                   8,605

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
   116,700   Kimberly-Clark Corp.                                                               $    7,806
   803,823   Procter & Gamble Co.                                                                   49,186
                                                                                                ----------
                                                                                                    67,864
                                                                                                ----------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   114,000   Costco Wholesale Corp.                                                                  6,671
   618,800   Wal-Mart Stores, Inc.(f)                                                               29,771
                                                                                                ----------
                                                                                                    36,442
                                                                                                ----------
             PACKAGED FOODS & MEAT (1.3%)
    55,600   Campbell Soup Co.                                                                       2,158
   125,500   ConAgra Foods, Inc.                                                                     3,371
    34,200   Dean Foods Co.                                                                          1,090
    88,400   General Mills, Inc.                                                                     5,164
    82,900   H.J. Heinz Co.                                                                          3,935
    44,100   Hershey Co.                                                                             2,232
    64,200   Kellogg Co.                                                                             3,325
   409,449   Kraft Foods, Inc. "A"                                                                  14,433
    31,900   McCormick & Co., Inc.                                                                   1,218
   194,000   Sara Lee Corp.                                                                          3,376
    63,300   Tyson Foods, Inc. "A"                                                                   1,459
    56,450   Wm. Wrigley Jr. Co.                                                                     3,122
                                                                                                ----------
                                                                                                    44,883
                                                                                                ----------
             PERSONAL PRODUCTS (0.2%)
   114,400   Avon Products, Inc.                                                                     4,204
    30,300   Estee Lauder Companies, Inc. "A"                                                        1,379
                                                                                                ----------
                                                                                                     5,583
                                                                                                ----------
             SOFT DRINKS (1.6%)
   513,000   Coca-Cola Co.                                                                          26,835
    71,200   Coca-Cola Enterprises, Inc.                                                             1,709
    35,000   Pepsi Bottling Group, Inc.                                                              1,179
   414,300   PepsiCo, Inc.                                                                          26,867
                                                                                                ----------
                                                                                                    56,590
                                                                                                ----------
             TOBACCO (1.2%)
   534,900   Altria Group, Inc.                                                                     37,518
    44,900   Reynolds American, Inc.                                                                 2,928
    38,900   UST, Inc.                                                                               2,089
                                                                                                ----------
                                                                                                    42,535
                                                                                                ----------
             Total Consumer Staples                                                                316,894
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ENERGY (10.7%)
             --------------
             COAL & CONSUMABLE FUELS (0.2%)
    46,000   CONSOL Energy, Inc.                                                                $    2,121
    66,700   Peabody Energy Corp.                                                                    3,227
                                                                                                ----------
                                                                                                     5,348
                                                                                                ----------
             INTEGRATED OIL & GAS (6.7%)
   550,717   Chevron Corp.                                                                          46,393
   415,808   ConocoPhillips                                                                         32,641
 1,438,200   Exxon Mobil Corp.(f)                                                                  120,636
    68,200   Hess Corp.                                                                              4,021
   175,840   Marathon Oil Corp.                                                                     10,543
    46,400   Murphy Oil Corp.                                                                        2,758
   215,800   Occidental Petroleum Corp.                                                             12,491
                                                                                                ----------
                                                                                                   229,483
                                                                                                ----------
             OIL & GAS DRILLING (0.5%)
    38,500   ENSCO International, Inc.                                                               2,349
    74,300   Nabors Industries Ltd.*                                                                 2,480
    34,200   Noble Corp.                                                                             3,335
    30,500   Rowan Companies, Inc.                                                                   1,250
    73,700   Transocean, Inc.*                                                                       7,811
                                                                                                ----------
                                                                                                    17,225
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
    81,800   Baker Hughes, Inc.                                                                      6,882
    74,900   BJ Services Co.                                                                         2,130
   232,170   Halliburton Co.                                                                         8,010
    44,500   National Oilwell Varco, Inc.*                                                           4,639
   299,200   Schlumberger Ltd.                                                                      25,414
    50,600   Smith International, Inc.                                                               2,967
    88,200   Weatherford International Ltd.*                                                         4,872
                                                                                                ----------
                                                                                                    54,914
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   120,600   Anadarko Petroleum Corp.                                                                6,270
    83,500   Apache Corp.                                                                            6,813
   107,100   Chesapeake Energy Corp.                                                                 3,705
   111,500   Devon Energy Corp.                                                                      8,729
    60,700   EOG Resources, Inc.                                                                     4,435
    99,766   XTO Energy, Inc.                                                                        5,996
                                                                                                ----------
                                                                                                    35,948
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.4%)
    32,200   Sunoco, Inc.                                                                       $    2,566
   139,500   Valero Energy Corp.                                                                    10,303
                                                                                                ----------
                                                                                                    12,869
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   177,100   El Paso Corp.                                                                           3,051
   158,240   Spectra Energy Corp.                                                                    4,108
   155,444   Williams Companies, Inc.                                                                4,915
                                                                                                ----------
                                                                                                    12,074
                                                                                                ----------
             Total Energy                                                                          367,861
                                                                                                ----------
             FINANCIALS (20.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    62,060   Ameriprise Financial, Inc.                                                              3,945
   197,000   Bank of New York Co., Inc.                                                              8,164
    21,200   Federated Investors, Inc. "B"                                                             813
    41,100   Franklin Resources, Inc.                                                                5,444
    50,200   Janus Capital Group, Inc.                                                               1,398
    33,100   Legg Mason, Inc.                                                                        3,256
   103,000   Mellon Financial Corp.                                                                  4,532
    45,600   Northern Trust Corp.(c)                                                                 2,929
   101,400   State Street Corp.                                                                      6,936
    66,400   T. Rowe Price Group, Inc.                                                               3,445
                                                                                                ----------
                                                                                                    40,862
                                                                                                ----------
             CONSUMER FINANCE (1.0%)
   305,900   American Express Co.                                                                   18,715
   106,729   Capital One Financial Corp.                                                             8,372
   106,300   SLM Corp.                                                                               6,121
                                                                                                ----------
                                                                                                    33,208
                                                                                                ----------
             DIVERSIFIED BANKS (2.1%)
    42,700   Comerica, Inc.                                                                          2,540
   448,900   U.S. Bancorp                                                                           14,791
   491,005   Wachovia Corp.                                                                         25,164
   848,600   Wells Fargo & Co.                                                                      29,845
                                                                                                ----------
                                                                                                    72,340
                                                                                                ----------
             INSURANCE BROKERS (0.2%)
    77,600   Aon Corp.                                                                               3,307
   139,000   Marsh & McLennan Companies, Inc.                                                        4,292
                                                                                                ----------
                                                                                                     7,599
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (2.5%)
    29,700   Bear Stearns Companies, Inc.                                                       $    4,158
   260,200   Charles Schwab Corp.                                                                    5,339
   111,900   E*TRADE Financial Corp.*                                                                2,472
   104,200   Goldman Sachs Group, Inc.                                                              22,585
   135,500   Lehman Brothers Holdings, Inc.                                                         10,098
   223,200   Merrill Lynch & Co., Inc.                                                              18,655
   269,000   Morgan Stanley                                                                         22,564
                                                                                                ----------
                                                                                                    85,871
                                                                                                ----------
             LIFE & HEALTH INSURANCE (1.3%)
   124,800   AFLAC, Inc.                                                                             6,415
    69,071   Lincoln National Corp.                                                                  4,901
   189,700   Metlife, Inc.                                                                          12,232
    68,400   Principal Financial Group, Inc.                                                         3,987
   119,300   Prudential Financial, Inc.                                                             11,599
    26,000   Torchmark Corp.                                                                         1,742
    84,500   Unum Group                                                                              2,206
                                                                                                ----------
                                                                                                    43,082
                                                                                                ----------
             MULTI-LINE INSURANCE (1.9%)
   660,249   American International Group, Inc.                                                     46,237
    25,500   Assurant, Inc.                                                                          1,503
   106,800   Genworth Financial, Inc. "A"                                                            3,674
    79,400   Hartford Financial Services Group, Inc.                                                 7,822
   112,500   Loews Corp.                                                                             5,735
                                                                                                ----------
                                                                                                    64,971
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.7%)
 1,134,947   Bank of America Corp.                                                                  55,488
 1,260,000   Citigroup, Inc.(f)                                                                     64,625
   875,429   JPMorgan Chase & Co.                                                                   42,414
                                                                                                ----------
                                                                                                   162,527
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    80,400   ACE Ltd.                                                                                5,027
   155,000   Allstate Corp.                                                                          9,534
    26,500   Ambac Financial Group, Inc.                                                             2,310
   103,100   Chubb Corp.                                                                             5,582
    41,379   Cincinnati Financial Corp.                                                              1,796
    34,300   MBIA, Inc.                                                                              2,134
   187,900   Progressive Corp.                                                                       4,496
    29,500   Safeco Corp.                                                                            1,837
   169,507   Travelers Companies, Inc.                                                               9,069

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    46,100   XL Capital Ltd. "A"                                                                $    3,886
                                                                                                ----------
                                                                                                    45,671
                                                                                                ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
    46,300   CB Richard Ellis Group, Inc. "A"*                                                       1,690
                                                                                                ----------
             REGIONAL BANKS (1.7%)
   135,000   BB&T Corp.                                                                              5,492
    46,200   Commerce Bancorp, Inc.                                                                  1,709
    31,500   Compass Bancshares, Inc.                                                                2,173
   138,900   Fifth Third Bancorp                                                                     5,524
    29,300   First Horizon National Corp.                                                            1,143
    93,300   Huntington Bancshares, Inc.                                                             2,122
   102,000   KeyCorp                                                                                 3,502
    20,800   M&T Bank Corp.                                                                          2,223
    63,100   Marshall & Ilsley Corp.                                                                 3,005
   149,000   National City Corp.                                                                     4,965
    87,700   PNC Financial Services Group, Inc.                                                      6,277
   185,983   Regions Financial Corp.                                                                 6,156
    92,700   SunTrust Banks, Inc.                                                                    7,948
    78,800   Synovus Financial Corp.                                                                 2,419
    26,300   Zions Bancorp                                                                           2,023
                                                                                                ----------
                                                                                                    56,681
                                                                                                ----------
             REITs - DIVERSIFIED (0.1%)
    34,400   Vornado Realty Trust                                                                    3,778
                                                                                                ----------
             REITs - INDUSTRIAL (0.1%)
    67,400   ProLogis                                                                                3,835
                                                                                                ----------
             REITs - OFFICE (0.1%)
    29,200   Boston Properties, Inc.                                                                 2,982
                                                                                                ----------
             REITs - RESIDENTIAL (0.3%)
    26,900   Apartment Investment & Management Co. "A"                                               1,356
    58,500   Archstone-Smith Trust                                                                   3,458
    19,500   AvalonBay Communities, Inc.                                                             2,318
    73,600   Equity Residential Properties Trust                                                     3,359
                                                                                                ----------
                                                                                                    10,491
                                                                                                ----------
             REITs - RETAIL (0.4%)
    34,000   Developers Diversified Realty Corp.                                                     1,792
    62,600   General Growth Properties, Inc.                                                         3,315

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    55,200   Kimco Realty Corp.                                                                 $    2,101
    58,300   Simon Property Group, Inc.                                                              5,424
                                                                                                ----------
                                                                                                    12,632
                                                                                                ----------
             REITs - SPECIALIZED (0.2%)
   132,300   Host Hotels & Resorts, Inc.                                                             3,059
    42,100   Plum Creek Timber Co., Inc.                                                             1,754
    32,668   Public Storage, Inc.                                                                    2,509
                                                                                                ----------
                                                                                                     7,322
                                                                                                ----------
             SPECIALIZED FINANCE (0.3%)
     8,900   Chicago Mercantile Exchange Holdings, Inc. "A"                                          4,756
    50,800   CIT Group, Inc.                                                                         2,785
    58,700   Moody's Corp.                                                                           3,651
                                                                                                ----------
                                                                                                    11,192
                                                                                                ----------
             THRIFTS & MORTGAGE FINANCE (1.4%)
   149,598   Countrywide Financial Corp.                                                             5,438
   247,100   Fannie Mae                                                                             16,143
   170,800   Freddie Mac                                                                            10,368
   133,700   Hudson City Bancorp, Inc.                                                               1,634
    21,200   MGIC Investment Corp.                                                                   1,205
    91,098   Sovereign Bancorp, Inc.                                                                 1,926
   225,213   Washington Mutual, Inc.                                                                 9,603
                                                                                                ----------
                                                                                                    46,317
                                                                                                ----------
             Total Financials                                                                      713,051
                                                                                                ----------

             HEALTH CARE (11.6%)
             -------------------
             BIOTECHNOLOGY (1.2%)
   296,648   Amgen, Inc.*                                                                           16,401
    72,910   Biogen Idec, Inc.*                                                                      3,901
    98,100   Celgene Corp.*                                                                          5,624
    67,900   Genzyme Corp.*                                                                          4,373
   238,064   Gilead Sciences, Inc.*                                                                  9,230
                                                                                                ----------
                                                                                                    39,529
                                                                                                ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
    48,718   AmerisourceBergen Corp.                                                                 2,410
    99,915   Cardinal Health, Inc.                                                                   7,058
    77,100   McKesson Corp.                                                                          4,598
    34,500   Patterson Companies, Inc.*                                                              1,286
                                                                                                ----------
                                                                                                    15,352
                                                                                                ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (1.6%)
   164,700   Baxter International, Inc.                                                         $    9,279
    62,600   Becton, Dickinson & Co.                                                                 4,664
    62,500   Biomet, Inc.                                                                            2,858
   306,900   Boston Scientific Corp.*                                                                4,708
    26,400   C.R. Bard, Inc.                                                                         2,181
    38,260   Hospira, Inc.*                                                                          1,494
   293,600   Medtronic, Inc.                                                                        15,226
    89,000   St. Jude Medical, Inc.*                                                                 3,693
    74,900   Stryker Corp.                                                                           4,725
    32,800   Varian Medical Systems, Inc.*                                                           1,394
    61,300   Zimmer Holdings, Inc.*                                                                  5,204
                                                                                                ----------
                                                                                                    55,426
                                                                                                ----------
             HEALTH CARE FACILITIES (0.1%)
    18,600   Manor Care, Inc.                                                                        1,214
   129,300   Tenet Healthcare Corp.*                                                                   842
                                                                                                ----------
                                                                                                     2,056
                                                                                                ----------
             HEALTH CARE SERVICES (0.4%)
    69,400   Express Scripts, Inc.*                                                                  3,471
    31,600   Laboratory Corp. of America Holdings*                                                   2,473
    72,683   Medco Health Solutions, Inc.*                                                           5,668
    40,780   Quest Diagnostics, Inc.                                                                 2,106
                                                                                                ----------
                                                                                                    13,718
                                                                                                ----------
             HEALTH CARE SUPPLIES (0.0%)
    14,800   Bausch & Lomb, Inc.                                                                     1,028
                                                                                                ----------
             HEALTH CARE TECHNOLOGY (0.0%)
    50,500   IMS Health, Inc.                                                                        1,623
                                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    46,500   Applera Corp. - Applied Biosystems Group                                                1,420
    12,300   Millipore Corp.*                                                                          924
    32,400   PerkinElmer, Inc.                                                                         844
   109,400   Thermo Fisher Scientific, Inc.*                                                         5,658
    27,300   Waters Corp.*                                                                           1,621
                                                                                                ----------
                                                                                                    10,467
                                                                                                ----------
             MANAGED HEALTH CARE (1.3%)
   132,000   Aetna, Inc.                                                                             6,521
    73,400   CIGNA Corp.                                                                             3,833

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    40,280   Coventry Health Care, Inc.*                                                        $    2,322
    41,700   Humana, Inc.*                                                                           2,540
   340,200   UnitedHealth Group, Inc.                                                               17,398
   157,964   WellPoint, Inc.*                                                                       12,610
                                                                                                ----------
                                                                                                    45,224
                                                                                                ----------
             PHARMACEUTICALS (6.2%)
   391,300   Abbott Laboratories                                                                    20,954
    79,800   Allergan, Inc.                                                                          4,600
    27,000   Barr Pharmaceuticals, Inc.*                                                             1,356
   499,300   Bristol-Myers Squibb Co.                                                               15,758
   250,000   Eli Lilly & Co.                                                                        13,970
    82,200   Forest Laboratories, Inc.*                                                              3,752
   738,200   Johnson & Johnson                                                                      45,488
    64,400   King Pharmaceuticals, Inc.*                                                             1,318
   551,500   Merck & Co., Inc.                                                                      27,465
    60,100   Mylan Laboratories, Inc.                                                                1,093
 1,794,320   Pfizer, Inc.(f)                                                                        45,881
   382,400   Schering-Plough Corp.                                                                  11,640
    28,400   Watson Pharmaceuticals, Inc.*                                                             924
   341,900   Wyeth                                                                                  19,604
                                                                                                ----------
                                                                                                   213,803
                                                                                                ----------
             Total Health Care                                                                     398,226
                                                                                                ----------

             INDUSTRIALS (11.4%)
             -------------------
             AEROSPACE & DEFENSE (2.6%)
   201,600   Boeing Co.                                                                             19,386
   101,700   General Dynamics Corp.                                                                  7,955
    30,500   Goodrich Corp.                                                                          1,817
   201,200   Honeywell International, Inc.                                                          11,323
    30,700   L-3 Communications Holdings, Inc.                                                       2,990
    91,200   Lockheed Martin Corp.                                                                   8,585
    89,506   Northrop Grumman Corp.                                                                  6,970
    35,700   Precision Castparts Corp.                                                               4,332
   115,700   Raytheon Co.                                                                            6,235
    41,600   Rockwell Collins, Inc.                                                                  2,939
   255,800   United Technologies Corp.                                                              18,144
                                                                                                ----------
                                                                                                    90,676
                                                                                                ----------
             AIR FREIGHT & LOGISTICS (0.9%)
    44,100   C.H. Robinson Worldwide, Inc.                                                           2,316
    77,500   FedEx Corp.                                                                             8,600

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
   271,900   United Parcel Service, Inc. "B"                                                    $   19,849
                                                                                                ----------
                                                                                                    30,765
                                                                                                ----------
             AIRLINES (0.1%)
   196,200   Southwest Airlines, Inc.                                                                2,925
                                                                                                ----------

             BUILDING PRODUCTS (0.2%)
    44,100   American Standard Companies, Inc.                                                       2,601
   100,400   Masco Corp.                                                                             2,858
                                                                                                ----------
                                                                                                     5,459
                                                                                                ----------
             COMMERCIAL PRINTING (0.1%)
    55,100   R.R. Donnelley & Sons Co.                                                               2,397
                                                                                                ----------

             CONSTRUCTION & ENGINEERING (0.1%)
    21,700   Fluor Corp.                                                                             2,417
                                                                                                ----------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   163,500   Caterpillar, Inc.                                                                      12,802
    26,800   Cummins, Inc.                                                                           2,713
    58,300   Deere & Co.                                                                             7,039
    64,500   PACCAR, Inc.                                                                            5,614
    27,000   Terex Corp.*                                                                            2,195
                                                                                                ----------
                                                                                                    30,363
                                                                                                ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    34,600   Cintas Corp.                                                                            1,364
    35,200   Equifax, Inc.                                                                           1,564
                                                                                                ----------
                                                                                                     2,928
                                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    46,400   Cooper Industries, Inc. "A"                                                             2,649
   205,900   Emerson Electric Co.                                                                    9,636
    42,000   Rockwell Automation, Inc.                                                               2,917
                                                                                                ----------
                                                                                                    15,202
                                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    61,800   Allied Waste Industries, Inc.*                                                            832
   135,800   Waste Management, Inc.                                                                  5,303
                                                                                                ----------
                                                                                                     6,135
                                                                                                ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    31,700   Monster Worldwide, Inc.*                                                           $    1,303
    42,500   Robert Half International, Inc.                                                         1,551
                                                                                                ----------
                                                                                                     2,854
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (4.0%)
   183,800   3M Co.                                                                                 15,952
 2,625,500   General Electric Co.(f)                                                               100,504
    32,900   Textron, Inc.                                                                           3,623
   505,400   Tyco International Ltd.                                                                17,077
                                                                                                ----------
                                                                                                   137,156
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.8%)
    59,700   Danaher Corp.                                                                           4,507
    49,900   Dover Corp.                                                                             2,552
    36,700   Eaton Corp.                                                                             3,413
   105,600   Illinois Tool Works, Inc.                                                               5,723
    79,000   Ingersoll-Rand Co., Ltd. "A"                                                            4,331
    46,000   ITT Corp.                                                                               3,141
    29,700   Pall Corp.                                                                              1,366
    30,600   Parker-Hannifin Corp.                                                                   2,996
                                                                                                ----------
                                                                                                    28,029
                                                                                                ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
    23,400   Avery Dennison Corp.                                                                    1,555
    56,400   Pitney Bowes, Inc.                                                                      2,641
                                                                                                ----------
                                                                                                     4,196
                                                                                                ----------
             RAILROADS (0.8%)
    91,900   Burlington Northern Santa Fe Corp.                                                      7,824
   111,600   CSX Corp.                                                                               5,031
   100,400   Norfolk Southern Corp.                                                                  5,278
    68,100   Union Pacific Corp.                                                                     7,842
                                                                                                ----------
                                                                                                    25,975
                                                                                                ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
    19,700   W.W. Grainger, Inc.                                                                     1,833
                                                                                                ----------

             TRUCKING (0.0%)
    15,300   Ryder System, Inc.                                                                        823
                                                                                                ----------
             Total Industrials                                                                     390,133
                                                                                                ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (15.3%)
             ------------------------------
             APPLICATION SOFTWARE (0.4%)
   148,000   Adobe Systems, Inc.*                                                               $    5,942
    57,800   Autodesk, Inc.*                                                                         2,721
    47,600   Citrix Systems, Inc.*                                                                   1,603
    83,100   Compuware Corp.*                                                                          986
    87,400   Intuit, Inc.*                                                                           2,629
                                                                                                ----------
                                                                                                    13,881
                                                                                                ----------
             COMMUNICATIONS EQUIPMENT (2.7%)
   115,072   Avaya, Inc.*                                                                            1,938
    22,342   Ciena Corp.*                                                                              807
 1,546,400   Cisco Systems, Inc.*                                                                   43,067
   399,300   Corning, Inc.*                                                                         10,202
    55,125   JDS Uniphase Corp.*                                                                       740
   146,500   Juniper Networks, Inc.*                                                                 3,688
   590,800   Motorola, Inc.                                                                         10,457
   423,400   QUALCOMM, Inc.                                                                         18,372
   117,000   Tellabs, Inc.*                                                                          1,259
                                                                                                ----------
                                                                                                    90,530
                                                                                                ----------
             COMPUTER HARDWARE (3.4%)
   220,200   Apple, Inc.*                                                                           26,873
   576,900   Dell, Inc.*                                                                            16,471
   668,511   Hewlett-Packard Co.                                                                    29,829
   347,500   International Business Machines Corp.                                                  36,574
    47,000   NCR Corp.*                                                                              2,469
   902,000   Sun Microsystems, Inc.*                                                                 4,745
                                                                                                ----------
                                                                                                   116,961
                                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
   535,600   EMC Corp.*                                                                              9,694
    25,300   Lexmark International, Inc. "A"*                                                        1,247
    96,500   Network Appliance, Inc.*                                                                2,818
    43,100   QLogic Corp.*                                                                             718
    58,500   SanDisk Corp.*                                                                          2,863
                                                                                                ----------
                                                                                                    17,340
                                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    26,800   Affiliated Computer Services, Inc. "A"*                                                 1,520
   140,200   Automatic Data Processing, Inc.                                                         6,796
    43,300   Computer Sciences Corp.*                                                                2,561
    35,000   Convergys Corp.*                                                                          848
   129,900   Electronic Data Systems Corp.                                                           3,602

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    41,100   Fidelity National Information Services, Inc.                                       $    2,231
   193,212   First Data Corp.                                                                        6,312
    45,100   Fiserv, Inc.*                                                                           2,562
    83,600   Paychex, Inc.                                                                           3,270
   193,212   Western Union Co.                                                                       4,025
                                                                                                ----------
                                                                                                    33,727
                                                                                                ----------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
   101,100   Agilent Technologies, Inc.*                                                             3,886
    19,100   Tektronix, Inc.                                                                           645
                                                                                                ----------
                                                                                                     4,531
                                                                                                ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    44,900   Jabil Circuit, Inc.                                                                       991
    36,300   Molex, Inc.                                                                             1,089
   238,100   Solectron Corp.*                                                                          876
                                                                                                ----------
                                                                                                     2,956
                                                                                                ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    77,600   Electronic Arts, Inc.*                                                                  3,672
                                                                                                ----------

             INTERNET SOFTWARE & SERVICES (1.4%)
   290,200   eBay, Inc.*                                                                             9,338
    55,569   Google, Inc. "A"*                                                                      29,084
    61,900   VeriSign, Inc.*                                                                         1,964
   308,700   Yahoo!, Inc.*                                                                           8,375
                                                                                                ----------
                                                                                                    48,761
                                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
    35,500   Cognizant Technology Solutions Corp. "A"*                                               2,666
    82,100   Unisys Corp.*                                                                             750
                                                                                                ----------
                                                                                                     3,416
                                                                                                ----------
             OFFICE ELECTRONICS (0.1%)
   241,400   Xerox Corp.*                                                                            4,461
                                                                                                ----------

             SEMICONDUCTOR EQUIPMENT (0.5%)
   350,500   Applied Materials, Inc.                                                                 6,965
    49,500   KLA-Tencor Corp.                                                                        2,720
    57,000   MEMC Electronic Materials, Inc.*                                                        3,484
    34,700   Novellus Systems, Inc.*                                                                   984
    52,500   Teradyne, Inc.*                                                                           923
                                                                                                ----------
                                                                                                    15,076
                                                                                                ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS (2.2%)
   143,500   Advanced Micro Devices, Inc.*                                                      $    2,052
    90,700   Altera Corp.                                                                            2,007
    86,400   Analog Devices, Inc.                                                                    3,252
   116,850   Broadcom Corp. "A"*                                                                     3,418
 1,478,400   Intel Corp.                                                                            35,127
    64,500   Linear Technology Corp.                                                                 2,334
   195,700   LSI Logic Corp.*                                                                        1,470
    80,900   Maxim Integrated Products, Inc.                                                         2,703
   192,000   Micron Technology, Inc.*                                                                2,406
    71,500   National Semiconductor Corp.                                                            2,021
    90,300   NVIDIA Corp.*                                                                           3,730
   366,000   Texas Instruments, Inc.                                                                13,772
    79,600   Xilinx, Inc.                                                                            2,131
                                                                                                ----------
                                                                                                    76,423
                                                                                                ----------
             SYSTEMS SOFTWARE (2.7%)
    52,400   BMC Software, Inc.*                                                                     1,588
   105,000   CA, Inc.                                                                                2,712
 2,149,010   Microsoft Corp.                                                                        63,331
    86,300   Novell, Inc.*                                                                             672
 1,010,400   Oracle Corp.*                                                                          19,915
   229,989   Symantec Corp.*                                                                         4,646
                                                                                                ----------
                                                                                                    92,864
                                                                                                ----------
             Total Information Technology                                                          524,599
                                                                                                ----------

             MATERIALS (3.1%)
             ----------------
             ALUMINUM (0.3%)
   220,000   Alcoa, Inc.                                                                             8,917
                                                                                                ----------

             CONSTRUCTION MATERIALS (0.1%)
    25,300   Vulcan Materials Co.                                                                    2,898
                                                                                                ----------

             DIVERSIFIED CHEMICALS (0.8%)
    16,100   Ashland, Inc.                                                                           1,029
   244,300   Dow Chemical Co.                                                                       10,803
   235,300   E.I. du Pont de Nemours & Co.                                                          11,963
    19,700   Eastman Chemical Co.                                                                    1,267
    29,200   Hercules, Inc.*                                                                           574
    40,700   PPG Industries, Inc.                                                                    3,098
                                                                                                ----------
                                                                                                    28,734
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (0.2%)
    95,233   Freeport-McMoRan Copper & Gold, Inc. "B"                                           $    7,887
                                                                                                ----------

             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   138,022   Monsanto Co.                                                                            9,322
                                                                                                ----------

             FOREST PRODUCTS (0.1%)
    54,108   Weyerhaeuser Co.                                                                        4,271
                                                                                                ----------

             GOLD (0.1%)
   115,200   Newmont Mining Corp.                                                                    4,500
                                                                                                ----------

             INDUSTRIAL GASES (0.3%)
    54,000   Air Products & Chemicals, Inc.                                                          4,340
    80,500   Praxair, Inc.                                                                           5,795
                                                                                                ----------
                                                                                                    10,135
                                                                                                ----------
             METAL & GLASS CONTAINERS (0.1%)
    27,600   Ball Corp.                                                                              1,468
    33,500   Pactiv Corp.*                                                                           1,068
                                                                                                ----------
                                                                                                     2,536
                                                                                                ----------
             PAPER PACKAGING (0.1%)
    24,300   Bemis Co., Inc.                                                                           806
    42,100   Sealed Air Corp.                                                                        1,306
    27,000   Temple-Inland, Inc.                                                                     1,661
                                                                                                ----------
                                                                                                     3,773
                                                                                                ----------
             PAPER PRODUCTS (0.2%)
   111,120   International Paper Co.                                                                 4,339
    44,211   MeadWestvaco Corp.                                                                      1,562
                                                                                                ----------
                                                                                                     5,901
                                                                                                ----------
             SPECIALTY CHEMICALS (0.2%)
    46,600   Ecolab, Inc.                                                                            1,990
    20,900   International Flavors & Fragrances, Inc.                                                1,090
    36,800   Rohm & Haas Co.                                                                         2,012
    34,300   Sigma-Aldrich Corp.                                                                     1,463
                                                                                                ----------
                                                                                                     6,555
                                                                                                ----------
             STEEL (0.3%)
    26,100   Allegheny Technologies, Inc.                                                            2,737
    77,800   Nucor Corp.                                                                             4,563

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    30,800   United States Steel Corp.                                                          $    3,350
                                                                                                ----------
                                                                                                    10,650
                                                                                                ----------
             Total Materials                                                                       106,079
                                                                                                ----------

             TELECOMMUNICATION SERVICES (3.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
 1,576,846   AT&T, Inc.                                                                             65,439
    30,100   CenturyTel, Inc.                                                                        1,476
    81,000   Citizens Communications Co.                                                             1,237
    37,221   Embarq Corp.                                                                            2,359
   399,200   Qwest Communications International, Inc.*                                               3,872
   743,160   Verizon Communications, Inc.                                                           30,596
   118,531   Windstream Corp.                                                                        1,750
                                                                                                ----------
                                                                                                   106,729
                                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    88,200   ALLTEL Corp.                                                                            5,958
   735,539   Sprint Nextel Corp.                                                                    15,233
                                                                                                ----------
                                                                                                    21,191
                                                                                                ----------
             Total Telecommunication Services                                                      127,920
                                                                                                ----------

             UTILITIES (3.5%)
             ----------------
             ELECTRIC UTILITIES (1.6%)
    40,800   Allegheny Energy, Inc.*                                                                 2,111
    99,100   American Electric Power Co., Inc.                                                       4,463
    81,500   Edison International                                                                    4,574
    51,900   Entergy Corp.                                                                           5,571
   173,500   Exelon Corp.                                                                           12,596
    80,650   FirstEnergy Corp.                                                                       5,221
   106,100   FPL Group, Inc.                                                                         6,020
    25,200   Pinnacle West Capital Corp.                                                             1,004
    95,100   PPL Corp.                                                                               4,450
    63,400   Progress Energy, Inc.                                                                   2,890
   193,600   Southern Co.                                                                            6,639
                                                                                                ----------
                                                                                                    55,539
                                                                                                ----------
             GAS UTILITIES (0.1%)
    12,700   Nicor, Inc.                                                                               545
    43,400   Questar Corp.                                                                           2,294
                                                                                                ----------
                                                                                                     2,839
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   169,500   AES Corp.*                                                                         $    3,709
    45,000   Constellation Energy Group, Inc.                                                        3,923
   103,221   Dynegy, Inc. "A"*                                                                         974
   117,200   TXU Corp.                                                                               7,887
                                                                                                ----------
                                                                                                    16,493
                                                                                                ----------
             MULTI-UTILITIES (1.3%)
    51,600   Ameren Corp.                                                                            2,529
    84,200   CenterPoint Energy, Inc.                                                                1,465
    56,000   CMS Energy Corp.                                                                          963
    66,000   Consolidated Edison, Inc.                                                               2,978
    90,700   Dominion Resources, Inc.                                                                7,828
    42,100   DTE Energy Co.                                                                          2,030
   327,980   Duke Energy Corp.                                                                       6,002
    19,000   Integrys Energy Group, Inc.                                                               964
    47,400   Keyspan Corp.                                                                           1,990
    67,000   NiSource, Inc.                                                                          1,388
    90,600   PG&E Corp.                                                                              4,104
    64,500   Public Service Enterprise Group, Inc.                                                   5,662
    68,500   Sempra Energy                                                                           4,057
    52,100   TECO Energy, Inc.                                                                         895
   102,000   Xcel Energy, Inc.                                                                       2,088
                                                                                                ----------
                                                                                                    44,943
                                                                                                ----------
             Total Utilities                                                                       119,814
                                                                                                ----------
             Total Common Stocks (cost: $2,435,846)                                              3,411,609
                                                                                                ----------

             MONEY MARKET INSTRUMENTS (0.5%)

             MONEY MARKET FUND (0.4%)
12,973,040   Northern Institutional Funds - Diversified Assets Portfolio, 5.02%(a),(d)              12,973
                                                                                                ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
             OTHER (0.1%)
    $3,555   U.S. Treasury Bill, 5.01%, 8/9/2007(b),(e)                                              3,536
                                                                                                ----------
             Total Money Market Instruments (cost: $16,509)                                         16,509
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,452,355)                                               $3,428,118
                                                                                                ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at June 30, 2007.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) The Northern Trust Company is the parent to Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (e) Security with a value of $3,536,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2007, as shown in the following table:

                                                                                      UNREALIZED
     TYPE OF FUTURE          EXPIRATION       CONTRACTS     POSITION     VALUE       DEPRECIATION
---------------------------------------------------------------------------------------------------
S&P 500 Index Futures    September 20, 2007       46          Long     $17,427,000     $(82,000)

          * Non-income-producing security for the 12 months preceding June 30, 2007.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,452,355)   $3,428,118
   Cash                                                                                 23
   Receivables:
      Capital shares sold                                                            2,881
      USAA Investment Management Company (Note 6D)                                      68
      Dividends and interest                                                         3,740
      Securities sold                                                                2,305
      Other                                                                              6
                                                                                ----------
         Total assets                                                            3,437,141
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                           5,201
      Capital shares redeemed                                                        1,590
   Variation margin on futures contracts                                                26
   Accrued management fees                                                             276
   Accrued transfer agent's fees                                                        33
   Other accrued expenses and payables                                                 142
                                                                                ----------
         Total liabilities                                                           7,268
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $3,429,873
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,726,856
   Accumulated undistributed net investment income                                     721
   Accumulated net realized loss on investments and futures transactions          (273,385)
   Net unrealized appreciation of investments and futures contracts                975,681
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $3,429,873
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,392,906/106,265 shares
         outstanding; unlimited number of shares authorized; no par value)      $    22.52
                                                                                ==========
      Reward Shares (net assets of $1,036,967/46,042 shares outstanding;
         unlimited number of shares authorized; no par value)                   $    22.52
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
     Dividends                                               $ 30,108
     Interest                                                   1,091
     Other (Note 6B)                                                2
                                                             --------
              Total income                                     31,201
                                                             --------
EXPENSES
     Management fees                                            1,631
     Administration and servicing fees                            979
     Transfer agent fees:
         Member Shares                                          1,523
         Reward Shares                                            110
     Custody and accounting fees:
         Member Shares                                              6
         Reward Shares                                              2
     Postage:
         Member Shares                                            213
         Reward Shares                                             19
     Shareholder reporting fees:
         Member Shares                                             64
         Reward Shares                                              2
     Trustees' fees                                                 5
     Registration:
         Member Shares                                             36
         Reward Shares                                             29
     Professional fees                                             69
     Other                                                         62
                                                             --------
              Total expenses                                    4,750
     Expenses paid indirectly:
         Member Shares                                             (7)
         Reward Shares                                             (2)
     Expenses reimbursed-transfer agent's fees (Note 6E):
         Member Shares                                             (1)
     Expenses reimbursed:
         Member Shares                                         (1,566)
         Reward Shares                                           (535)
                                                             --------
             Net expenses                                       2,639
                                                             --------
NET INVESTMENT INCOME                                          28,562
                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
    Net realized gain on:
        Investments                                               786
        Futures transactions                                    2,927
    Change in net unrealized appreciation/depreciation of:
        Investments                                           190,237
        Futures contracts                                        (109)
                                                             --------
             Net realized and unrealized gain                 193,841
                                                             --------
Increase in net assets resulting from operations             $222,403
                                                             ========

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2006

                                                             6/30/2007       12/31/2006
                                                            ---------------------------
FROM OPERATIONS
   Net investment income                                    $   28,562       $   51,682
   Net realized gain (loss) on investments                         786          (19,140)
   Net realized gain on futures transactions                     2,927            2,154
   Change in net unrealized appreciation/depreciation
      of investments                                           190,237          397,150
   Change in net unrealized appreciation/depreciation
      of futures contracts                                        (109)             291
                                                            ---------------------------
      Increase in net assets resulting from operations         222,403          432,137
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                            (19,296)         (37,277)
      Reward Shares                                             (8,786)         (14,323)
                                                            ---------------------------
          Total distributions of net investment income         (28,082)         (51,600)
                                                            ---------------------------
   Net increase in net assets from capital
      share transactions (Note 5)                               34,727           20,720
                                                            ---------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6E)                                              1                -
                                                            ---------------------------
   Net increase in net assets                                  229,049          401,257
NET ASSETS
   Beginning of period                                       3,200,824        2,799,567
                                                            ---------------------------
   End of period                                            $3,429,873       $3,200,824
                                                            ===========================
Accumulated undistributed net investment income
   End of period                                            $      721       $      241
                                                            ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                 are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Repurchase  agreements are valued at cost,  which  approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                 value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2007, these bank credits reduced the expenses of the Member Shares and Reward Shares by $7,000 and $2,000, respectively.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO),

42

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2007, the Fund paid CAPCO facility fees of $2,000, which represents 8.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2006, the Fund had capital loss carryovers of $254,814,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2009

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
---------------------------------------------
  EXPIRES                         BALANCE
-----------                     ------------
   2009                         $  7,792,000
   2010                          216,747,000
   2011                              344,000
   2012                            1,474,000
   2013                           17,856,000
   2014                           10,601,000
                                ------------
                     Total      $254,814,000
                                ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2007, were $130,237,000 and $65,477,000, respectively.

         As of June 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $1,118,265,000 and $142,502,000, respectively, resulting in net unrealized appreciation of $975,763,000.

(5) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At June 30, 2007, there was an unlimited number of shares of capital stock at no par value authorized for the Fund.

44

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         Capital share transactions were as follows, in thousands:

                                                            SIX-MONTH PERIOD ENDED         YEAR ENDED
                                                                   6/30/2007               12/31/2006
                                                            ----------------------------------------------
                                                            SHARES         AMOUNT     SHARES        AMOUNT
                                                            ----------------------------------------------
MEMBER SHARES:
  Shares sold                                                11,965     $ 261,068     19,478     $ 383,169
  Shares issued from reinvested dividends                       855        18,709      1,809        36,027
  Shares redeemed                                           (12,402)     (271,887)   (38,063)     (747,427)
                                                            ----------------------------------------------
  Net increase (decrease) from capital share transactions       418     $   7,890    (16,776)    $(328,231)
                                                            ==============================================

REWARD SHARES:
  Shares sold                                                 6,334     $ 139,031     24,130     $ 475,683
  Shares issued from reinvested dividends                       383         8,381        680        13,589
  Shares redeemed                                            (5,487)     (120,575)    (7,112)     (140,321)
                                                            ----------------------------------------------
  Net increase from capital share transactions                1,230     $  26,837     17,698     $ 348,951
                                                            ==============================================

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the

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           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2007, the Fund incurred management fees, paid or payable to the Manager, of $1,631,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2007, the Manager incurred subadvisory fees, paid or payable to NTI, of $229,000.

              NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2007, NTI remitted $2,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

              NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $979,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2007, the Fund reimbursed the Manager $26,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2007, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,552,000 and $528,000, respectively, of which $68,000 in total was receivable from the Manager.

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2007, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $14,000 and $7,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,523,000 and $110,000,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              respectively. Additionally, for the six-month period ended June 30, 2007, SAS voluntarily reimbursed the Fund for the transfer agent fees related to certain shareholder transactions, of $1,000 for Member Shares, and less than $500 for Reward Shares.
              Additionally, the Fund's Member Shares recorded a capital contribution of $1,000 for adjustments related to corrections to certain other shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its annual report on December 31, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

50

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                         SIX-MONTH
                        PERIOD ENDED
                          JUNE 30,                           YEAR ENDED DECEMBER 31,
                       -----------------------------------------------------------------------------------------------------
                             2007                   2006           2005           2004               2003               2002
                       -----------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value at
  beginning of
  period               $    21.24             $    18.70     $    18.15     $    16.70         $    13.22         $    17.26
                       -----------------------------------------------------------------------------------------------------
Income (loss) from
  investment
  operations:
  Net investment
    income                    .19                    .35            .30            .29                .21                .21
  Net realized and
    unrealized gain
    (loss) on investments
    and futures
    transactions             1.27                   2.53            .55           1.45               3.48              (4.04)
                       -----------------------------------------------------------------------------------------------------
Total from investment
  operations                 1.46                   2.88            .85           1.74               3.69              (3.83)
                       -----------------------------------------------------------------------------------------------------
Less distributions
  from:
  Net investment
   income                    (.18)                  (.34)          (.30)          (.29)              (.21)              (.21)
                       -----------------------------------------------------------------------------------------------------
Net asset value at
  end of period        $    22.52             $    21.24     $    18.70     $    18.15         $    16.70         $    13.22
                       =====================================================================================================
Total return(%)*             6.91(h)               15.54           4.77          10.51              28.15             (22.25)

SUPPLEMENTAL DATA
  AND RATIOS
Net assets at end
  of period (000)      $2,392,906             $2,248,677     $2,292,568     $2,230,916         $1,971,339         $1,419,537
Ratios to average
  net assets:**
  Expenses(%)(f)              .19(a),(g),(h)         .19(a)         .19(a)         .30(a),(b)         .33(b),(c)         .23(c),(d)
  Expenses, excluding
   reimbursements(%)(f)       .33(g)                 .34            .33            .33                .36                .32
  Net investment
   income(%)                 1.70(g)                1.73           1.68           1.71               1.47               1.33
Portfolio turnover(%)        2.00                   3.68           6.13           3.02                .70                  9(e)

 * Assumes reinvestment of all net investment income during the period; does not reflect $10 annual account maintenance fee.
** For the six-month period ended June 30, 2007, average net assets were $2,330,679,000.
(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.
(b) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets through September 30, 2004.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(e) Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(h) For the six-month period ended June 30, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

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           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED                                                             PERIOD ENDED
                                        JUNE 30,                          YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                          2007                 2006         2005         2004             2003         2002*
                                    ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at
   beginning of period              $    21.25             $  18.70     $  18.15     $  16.70         $  13.22     $  16.35
                                    ---------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                   .20                  .36          .32          .32              .23          .21(a)
   Net realized and unrealized
      gain (loss) on investments
      and futures transactions            1.26                 2.55          .55         1.44             3.49        (3.16)(a)
                                    ---------------------------------------------------------------------------------------
Total from investment operations          1.46                 2.91          .87         1.76             3.72        (2.95)(a)
                                    ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                  (.19)                (.36)        (.32)        (.31)            (.24)        (.18)
                                    ---------------------------------------------------------------------------------------
Net asset value at end of period    $    22.52             $  21.25     $  18.70     $  18.15         $  16.70     $  13.22
                                    =======================================================================================
Total return (%)**                        6.91(g)             15.71         4.86        10.67            28.36       (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)   $1,036,967             $952,147     $506,999     $478,189         $383,709     $245,675
Ratios to average net assets:***
   Expenses (%)(f)                         .09(b),(c),(g)       .09(c)       .09(c)       .15(c),(d)       .17(d)       .17(b),(d)
   Expenses, excluding
      reimbursements (%)(f)                .20(b)               .20          .19          .19              .22          .23(b)
   Net investment income (%)              1.80(b)              1.85         1.78         1.88             1.62         1.54(b)
Portfolio turnover (%)                    2.00                 3.68         6.13         3.02              .70            9(e)

  * Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2002, is cumulative.
*** For the  six-month  period  ended June 30,  2007,  average  net assets  were
    $996,554,000.
(a) Calculated  using average shares for the period ended December 31, 2002.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.
(e) Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) For the six-month period ended June 30, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA S&P 500 INDEX FUND
JUNE 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2007 -
                                   JANUARY 1, 2007        JUNE 30, 2007         JUNE 30, 2007
                                   -------------------------------------------------------------
MEMBER SHARES
Actual                                $1,000.00             $1,069.10               $0.97
Hypothetical
  (5% return before expenses)          1,000.00              1,023.85                0.95

REWARD SHARES
Actual                                 1,000.00              1,069.10                0.46
Hypothetical
  (5% return before expenses)          1,000.00              1,024.35                0.45

         *Expenses are equal to the Fund's annualized expense ratio of 0.19% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of 6.91% for Member Shares and 6.91% for Reward Shares for the six-month period of January 1, 2007, through June 30, 2007.

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense universe and its expense group for Member Shares and for Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe both for Member Shares and for Reward Shares. The Trustees took into account the Manager's current undertakings to maintain the expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund's Member Shares exceeded the average of its performance universe for the one-, three-, and five-year periods ended December 31, 2006, and was equal to its Lipper index for one-, three-, and five-year periods ended December 31, 2006. The comparison indicated that the performance of the Fund's Reward Shares exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2006. The Board also noted that the percentile performance ranking of both the Fund's Member Shares and Reward Shares was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2006. Also, the percentile performance ranking for the Fund's Member Shares was in the top 30% of its performance universe for the five-year period ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance with respect to each class during the one-, three-, and five-year periods, as applicable, ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

62

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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
                 UNDERWRITER,   San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    The Northern Trust Company
            ACCOUNTING AGENT    50 S. LaSalle St.
                                Chicago, lllinois 60675

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                      U.S.
                                                                    Postage
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                                                                      USAA
                                                                -------------
    GO PAPERLESS!
    Get USAA documents online.
    At USAA.COM click: DOCUMENTS

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

28651-0807                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.